DEBT OBLIGATIONS - Junior Subordinated Notes (Details) - Junior subordinated notes - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Debt Obligations
Outstanding principal balance	$ 37,400,000	$ 37,400,000
Interest expense	$ 1,510,000	$ 1,853,000	$ 1,853,000
April 30, 2016 through April 30, 2036 | LIBOR
Debt Obligations
Interest rate (as a percent)	2.76%
Margin interest above reference rate (as a percent)	2.00%